Katherine P. Feld
Vice President & Senior Counsel

October 22, 2002

VIA FEDEX

Securities and Exchange Commission
6432 General Green Way
Alexandria, VA  22312

Attn:  EDGAR Filer Support

         Re:      OFI Tremont Market Neutral Hedge Fund
                  (formerly named "OFI Tremont Low Correlation Hedge Fund")
                  (Reg. No. 333-89782; File No. 811-21109)

                  N-2/A Filing - EDGAR Header Incorrectly Identified Filing as
                  Oppenheimer Tremont Market Neutral Fund LLC
                  (Reg. No. 333-71716; File No. 811-10537)

To the Securities and Exchange Commission:

         Please note that the electronic ("EDGAR") filing made on October 18, 2002 on behalf of OFI Tremont
Market Neutral Hedge Fund (formerly named "OFI Tremont Low Correlation Hedge Fund") was incorrectly identified as
Oppenheimer Tremont Market Neutral Fund LLC in the EDGAR submission header.  Please update your records accordingly to remove that filing.

         If you have any further questions, please feel free to contact me at 212-323-0252.  Thank you.

                                                     Sincerely,

                                                     /s/ Katherine P. Feld
                                                     Katherine P. Feld
                                                     Vice President & Senior Counsel

cc:      Larry Green, Esq. (SEC)